Share-based payments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 7 - Share-based payments

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Three months ended March 31,
	2015	2014
Nonemployee common stock	$31,200	$302,250
Nonemployee warrants	4,462	6,077,735
Employee stock options	327,000	7,950,000
Total share-based expense charged against income	$362,662	$14,329,985

Impact on net loss per common share:
Basic and diluted	$(0.01)	$(0.28)

Nonemployee common stock

UPT management agreement

In July, 2014, we entered into an agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of March 31, 2015 and from the date of the agreement, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued.

Investor relations agreement

In June, 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement we agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. As of March 31, 2015, we have recognized the issuance of 180,000 shares. During the quarter ended March 31, 2015, we recorded expense at fair value of $31,200 for the issuance of 60,000 shares.

Other

During the quarter ended March 31, 2015, we issued no other shares of common stock in exchange for services.

Nonemployee common stock warrants -- Fully-vested upon issuance

During the quarter ended March 31, 2015, we issued no warrants that were fully-vested upon issuance.

Nonemployee common stock warrants -- Service and performance conditions

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of March 31, 2015 and since the date of the agreement, we have not estimated meeting the performance conditions as probable, so no expense was recognized and no common stock warrants vested. During the quarter ended March 31, 2015, 60,000 of the common stock warrants under the service condition vested with the passage of time and we recognized expense of $24,877.

Financing advisory services

In March, 2014, we entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions would be met. Accordingly, during the year ended December 31, 2014, we recognized estimated expense of $200,379. As of March 31, 2015, the service conditions were met and the award was re-valued at $179,964, resulting in a reduction in expense of $20,415 during the quarter ended March 31, 2015.

Summary

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of March 31, 2015, and changes during the period then ended:

	Number of Warrants	Weighted-average Grant Date Fair Value
Nonvested, December 31, 2014	2,880,000	$0.98
Vested	(460,000)	0.99
Nonvested, March 31, 2015	2,420,000	$0.98

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions during the quarter ended March 31, 2015:

Volatility	184%
Risk-free interest rate	0.9 – 1.4%
Expected life (years)	3.0 – 5.0
Dividend yield	--

Employee stock options – Fully-vested

We granted no additional options during the quarter ended March 31, 2015, which were fully-vested at the date of grant.

Employee stock options – Market-based

We granted no additional options that vest upon the achievement of certain stock prices during the quarter ended March 31, 2015. No additional non-vested market-based options vested during the quarter ended March 31, 2015.

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Year ended December 31,
	2014	2013
Nonemployee common stock	$631,550	$6,500
Nonemployee warrants – fully vested upon issuance	7,204,573	645,424
Nonemployee warrants – service and performance conditions	264,919	--
Employee stock options – fully vested upon grant	7,950,000	--
Employee stock options – market price-based	2,321,000	--
Total share-based expense charged against income	$18,372,042	$651,924

Impact on net loss per common share:
Basic and diluted	$(0.32)	$(0.01)

Nonemployee common stock

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of December 31, 2014, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued. The fair value of these unearned shares of common stock was $338,000 as of December 31, 2014.

Investor relations agreement

In June, 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement we agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. As of December 31, 2014, we have recognized the issuance of 120,000 shares, and recorded expense at fair value of $91,800. The fair value of the 120,000 unearned shares of common stock was $62,400 as of December 31, 2014.

Other

During the years ended December 31, 2014 and 2013, we issued an additional 445,000 and 25,000 shares of common stock in exchange for services, with a fair value of $539,750 and $6,500, respectively.

Nonemployee common stock warrants -- Fully-vested upon issuance

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest. The following summarizes the activity for common stock warrants that were fully-vested upon issuance:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	2,203,374	$0.38
Granted	7,266,666	0.74
Exercised	(781,805)	0.31
Forfeited or expired	(200,000)	0.31
Outstanding, December 31, 2014	8,488,235	$0.69	3.2	$145,184
Exercisable, December 31, 2014	8,488,235	$0.69	3.2	$145,184

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested common stock warrants were as follows:

Year ended December 31,
	2014	2013
Volatility	208 – 330%	188 – 382%
Risk-free interest rate	0.6 -- 1.7%	0.2 – 1.8%
Expected life (years)	2.5 -- 5.0	2.5 – 5.0
Dividend yield	--	--

The weighted-average grant date fair value of fully-vested common stock warrants granted during the years ended December 31, 2014 and 2013, was $7,204,573 and $645,424, respectively. The total intrinsic value of fully-vested common stock warrants exercised during the years ended December 31, 2014 and 2013, was $1,059,248 and $20,500, respectively.

Nonemployee common stock warrants -- Service and performance conditions

The following summarizes the terms for warrants we granted that are subject to performance and service conditions.

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of December 31, 2014, we did not estimate meeting the performance conditions as probable, so no expense was recognized and no common stock warrants vested. During the year ended December 31, 2014, 120,000 of the common stock warrants under the service condition vested with the passage of time and we recognized expense of $64,540. As of December 31, 2014, the fair value of the unvested common stock warrants, which is also the estimated unrecognized expense, was $1,165,000. We cannot estimate the period over which the expense for the performance awards will be recognized, if at all. The remaining service award expense will be recognized over a period of 2.5 years.

Financing advisory services

In March, 2014, we entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions will be met. Accordingly, during the year ended December 31, 2014, we recognized expense of $200,379. The grant date fair value of these warrants was $352,000.

Summary

The following summarizes the activity for warrants that have performance and service conditions:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Granted	3,000,000	$1.20
Outstanding, December 31, 2014	3,000,000	$1.20	2.7	$--
Exercisable, December 31, 2014	120,000	$1.00	2.5	$--

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of December 31, 2014, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Nonvested, December 31, 2013	--
Granted	3,000,000	$0.98
Vested	(120,000)	0.99
Nonvested, December 31, 2014	2,880,000	$0.98

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions:

Year ended December 31,
	2014	2013
Volatility	208 -- 322%	--
Risk-free interest rate	1.1 -- 1.7%	--
Expected life (years)	3.0 – 5.0	--
Dividend yield	--	--

Employee stock options – Fully-vested upon grant

We granted stock options to certain members of management that were fully-vested at the date of grant. The following is a summary of fully-vested stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Stock options granted	5,000,000	$2.00	No expiration
Outstanding, December 31, 2014	5,000,000	$2.00	No expiration	$--
Exercisable, December 31, 2014	5,000,000	$2.00	No expiration	$--

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested stock option grants:

	Year ended December 31,
	2014	2013
Volatility	325%	--
Risk-free interest rate	2.7%	--
Expected stock option life (years)	10	--
Dividend yield	--	--

We recognized expense at a fair value of $7,950,000 in the year ended December 31, 2014, for fully-vested stock option grants. There were no grants in 2013.

Employee stock options – Market price-based grants

We granted stock options to a member of management that vest upon the achievement of certain stock prices for 20 days, as follows:

Market Price	Number of Options
$ 1.50	1,000,000
1.75	1,000,000
2.00	1,000,000
2.25	1,000,000
2.50	1,000,000
5,000,000

The following is a summary of market price-based stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	5,000,000	$2.00		$--
Granted	--
Outstanding, December 31, 2013	5,000,000
Granted	--		No expiration
Outstanding, December 31, 2014	5,000,000	2.00	No expiration	$--
Exercisable, December 31, 2014	1,000,000	1.50	No expiration	$--

A following summarizes of the status of our nonvested market price-based stock options as of December 31, 2014, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Nonvested, December 31, 2013	5,000,000	$1.58
Vested	(1,000,000)	1.58
Nonvested, December 31, 2014	4,000,000	$1.58

The following summarizes the lattice-based assumptions used to estimate the fair value of market price-based stock options:

	Year ended December 31,
	2014	2013
Volatility	300%	--
Risk-free interest rate	1.7%	--
Expected stock option life (years)	5.0	--
Dividend yield	--	--

As of December 31, 2014, there was $5,562,000 of total unrecognized cost related to nonvested market price-based stock options, which will be recognized over 4.5 years.